Note 24 - Contingencies, Commitments and Restrictions On the Distribution of Profits (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about equity if different from the financial statements [text block]
(all amounts in thousands of U.S. dollars)
Share capital	1,180,537
Legal reserve	118,054
Share premium	609,733
Retained earnings including net income for the year ended December 31, 2018	16,439,438
Total equity in accordance with Luxembourg law	18,347,762

Disclosure of detailed information about distributable retained earnings [text block]
(all amounts in thousands of U.S. dollars)
Retained earnings at December 31, 2017 under Luxembourg law	16,956,761
Other income and expenses for the year ended December 31, 2018	(33,303)
Dividends approved	(484,020)
Retained earnings at December 31, 2018 under Luxembourg law	16,439,438
Share premium	609,733
Distributable amount at December 31, 2018 under Luxembourg law	17,049,171